Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK MUNICIPAL BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Oct. 26, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK MUNICIPAL BOND FUND, INC.

BlackRock Short-Term Municipal Fund

(the “Fund”)

Supplement dated February 11, 2019 to the Summary Prospectus and the Prospectus for Investor A, Investor C and Institutional Shares of the Fund and the Statement of Additional Information of the Fund, each dated October 26, 2018, as supplemented to date

Effective March 18, 2019, with respect to Investor A shares of the Fund, BlackRock has reduced the contingent deferred sales charge (“CDSC”), shortened the CDSC holding period, and lowered the threshold at which such shares may be purchased at net asset value. Shareholders who purchased Investor A shares of the Fund prior to the implementation of these changes shall be subject to the terms of the CDSC, holding period, and threshold in effect at the time of purchase. Accordingly, effective March 18, 2019, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Footnote 1 to the Fund’s fee and expense table relating to the “Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares in the section of the Summary Prospectus entitled “Key Facts About BlackRock Short-Term Municipal Fund — Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Short-Term Municipal Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]
A contingent deferred sales charge (“CDSC”) of 0.25% is assessed on certain redemptions of Investor A Shares made within 9 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $100,000 or more. With respect to shares purchased prior to March 18, 2019, a CDSC of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more.

BlackRock Short-Term Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK MUNICIPAL BOND FUND, INC.

BlackRock Short-Term Municipal Fund

(the “Fund”)

Supplement dated February 11, 2019 to the Summary Prospectus and the Prospectus for Investor A, Investor C and Institutional Shares of the Fund and the Statement of Additional Information of the Fund, each dated October 26, 2018, as supplemented to date

Effective March 18, 2019, with respect to Investor A shares of the Fund, BlackRock has reduced the contingent deferred sales charge (“CDSC”), shortened the CDSC holding period, and lowered the threshold at which such shares may be purchased at net asset value. Shareholders who purchased Investor A shares of the Fund prior to the implementation of these changes shall be subject to the terms of the CDSC, holding period, and threshold in effect at the time of purchase. Accordingly, effective March 18, 2019, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Footnote 1 to the Fund’s fee and expense table relating to the “Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares in the section of the Summary Prospectus entitled “Key Facts About BlackRock Short-Term Municipal Fund — Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Short-Term Municipal Fund — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]
A contingent deferred sales charge (“CDSC”) of 0.25% is assessed on certain redemptions of Investor A Shares made within 9 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $100,000 or more. With respect to shares purchased prior to March 18, 2019, a CDSC of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more.